Note 9 - Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB

Business and other tax payable	24,987	35,358
Refundable deposits from employees and agents	9,705	13,239
Professional fees	17,340	18,553
Accrued expenses to third parties (note i)	23,677	42,622
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Advance from third parties	8,542	35,808
Insurance compensation claim payable to customers	1,563	823
Payable for equity acquisition of investment in affiliates/subsidiaries	4,685	38,495
Contributions from members of eHuzhu mutual aid program	2,341	8,995
Others	7,954	11,051
Total	109,412	213,562